Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due to Affiliate, Current	$ 10,162	$ 3,123
Payable to Manager [Member]
Related Party Transaction [Line Items]
Due to Affiliate, Current	$ 1,400	$ 9,000